Property Plant And Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment at December 31, 2019 and 2018 was as follows:

(In millions)	2019	2018
Land	$34.6	$31.5
Buildings	832.7	851.7
Equipment and leasehold improvements	3,671.3	3,622.7
	4,538.6	4,505.9
Accumulated depreciation and amortization	(2,088.5)	(2,030.9)
Total property, plant and equipment, net	$2,450.1	$2,475.0

Construction in progress at December 31, 2019 and 2018 was $177.3 million and $83.7 million, respectively. Depreciation and amortization for the years ended December 31, 2019, 2018 and 2017 was as follows:

(In millions)	2019	2018	2017
Depreciation of property, plant and equipment	$127.1	$131.9	$135.2
Software and other amortization	24.0	24.5	25.6
Total depreciation and amortization	$151.1	$156.4	$160.8